Interest-bearing loans and borrowings - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Reconciliation of liabilities
Liabilities arising from financing activities at beginning of period	$ 18,227	$ 19,113	$ 17,807
Lease liabilities	681	675		$ 720
Issue of loans	2,968	500	2,971
Repayment of loans	(1,609)	(1,500)	(1,400)
Movement in short-term borrowings	288	(516)	(98)
Repayment of obligations under leases	(207)	(186)
Total changes in liabilities arising on financing activities	1,440	(1,702)	1,473
Movement in overdrafts	138	(13)	8
New lease liabilities	174	173
Exchange	363	(62)	(177)
Other movements	38	(2)	2
Liabilities arising from financing activities at end of period	$ 20,380	$ 18,227	$ 19,113
IFRS 16
Reconciliation of liabilities
Lease liabilities				$ 720